Schedule of investments
Delaware Investments® Colorado Municipal Income Fund, Inc.
June 30, 2021 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 139.66%
Corporate Revenue Bonds — 6.43%
Denver City & County
(United Airlines Project) 5.00% 10/1/32 (AMT)	215,000	$229,872
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	2,250,000	3,525,750
Public Authority for Colorado Energy Revenue
6.25% 11/15/28	865,000	1,102,676
		4,858,298
Education Revenue Bonds — 18.38%
Board of Trustees For Colorado Mesa University Enterprise Revenue
Series B 5.00% 5/15/49	750,000	938,813
Colorado Educational & Cultural Facilities Authority Revenue
144A 5.00% 7/1/36 #	500,000	548,065
5.125% 11/1/49	765,000	822,298
144A 5.25% 7/1/46 #	500,000	545,820

(Alexander Dawson School-Nevada Project) 5.00% 5/15/29	760,000	898,799
(Aspen View Academy Project) 4.00% 5/1/41	175,000	196,980
(Charter School - Atlas Preparatory School) 144A 5.25% 4/1/45 #	700,000	733,845
(Charter School - Community Leadership Academy) 7.45% 8/1/48	500,000	552,975
(Charter School - Peak to Peak Charter) 5.00% 8/15/34	1,000,000	1,111,090
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority Revenue

(Global Village Academy - Northglenn Project) 144A 5.00% 12/1/50 #	475,000	$520,923
(Improvement - Charter School - University Lab School Building) 5.00% 12/15/45	500,000	546,040
(Liberty Charter School) Series A 5.00% 1/15/44	1,000,000	1,071,070
(Littleton Charter School Project) 4.375% 1/15/36 (AGC)	1,200,000	1,201,728
(Loveland Classical Schools) 144A 5.00% 7/1/36 #	625,000	696,413
(Science Technology Engineering and Math (Stem) School Project) 5.00% 11/1/54	700,000	748,678
(Skyview Charter School) 144A 5.50% 7/1/49 #	750,000	809,392
(Vail Mountain School Project) 4.00% 5/1/46	25,000	26,511
(Vega Collegiate Academy Project)
Series A 144A 5.00% 2/1/34 #	100,000	114,623
Series A 144A 5.00% 2/1/51 #	900,000	1,002,762

(Windsor Charter Academy Project) 5.00% 9/1/46	500,000	501,880
Colorado School of Mines
Series B 5.00% 12/1/42	270,000	286,991
		13,875,696

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Schedule of investments
Delaware Investments® Colorado Municipal Income Fund, Inc. (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds — 5.97%
City of Fort Collins Electric Utility Enterprise Revenue
Series A 5.00% 12/1/42	500,000	$622,855
City of Loveland Colorado Electric & Communications Enterprise Revenue
Series A 5.00% 12/1/44	1,060,000	1,319,636
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	75,000	72,938
Series AAA 5.25% 7/1/25 ‡	40,000	39,000
Series CCC 5.25% 7/1/27 ‡	335,000	326,625
Series WW 5.00% 7/1/28 ‡	325,000	316,062
Series WW 5.25% 7/1/33 ‡	95,000	92,625
Series WW 5.50% 7/1/17 ‡	210,000	202,650
Series WW 5.50% 7/1/19 ‡	160,000	154,800
Series XX 4.75% 7/1/26 ‡	45,000	43,594
Series XX 5.25% 7/1/40 ‡	825,000	804,375
Series XX 5.75% 7/1/36 ‡	155,000	152,094
Series ZZ 4.75% 7/1/27 ‡	35,000	33,906
Series ZZ 5.00% 7/1/19 ‡	280,000	269,500
Series ZZ 5.25% 7/1/24 ‡	55,000	53,625
		4,504,285
Healthcare Revenue Bonds — 36.39%
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group)
Series A 3.00% 11/15/51	2,000,000	2,153,880
Series A 4.00% 11/15/43	1,000,000	1,182,980

(Adventist Health System/Sunbelt Obligated Group) Series A 5.00% 11/15/48	1,000,000	1,225,540
(Bethesda Project) Series A1 5.00% 9/15/48	750,000	873,397
(Boulder Community Health Project)
4.00% 10/1/38	250,000	292,785
4.00% 10/1/39	250,000	292,073
4.00% 10/1/40	280,000	326,564

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue

(Cappella of Grand Junction Project) 144A 5.00% 12/1/54 #	945,000	$974,408
(Christian Living Community Project) 6.375% 1/1/41	615,000	627,288
(CommonSpirit Health)
Series A-1 4.00% 8/1/39	550,000	635,355
Series A-2 4.00% 8/1/49	1,500,000	1,705,470
Series A-2 5.00% 8/1/39	1,500,000	1,880,280
Series A-2 5.00% 8/1/44	1,500,000	1,864,950

(Covenant Living Communities and Services) Series A 4.00% 12/1/40	750,000	871,612
(Covenant Retirement Communities Inc.) 5.00% 12/1/35	1,000,000	1,125,170
(Frasier Meadows Retirement Community Project) Series B 5.00% 5/15/48	340,000	358,102
(Healthcare Facilities - American Baptist) 8.00% 8/1/43	500,000	535,860
(Mental Health Center of Denver Project) Series A 5.75% 2/1/44	1,500,000	1,614,030
(National Jewish Health Project) 5.00% 1/1/27	500,000	508,765
(Sanford Health) Series A 5.00% 11/1/44	1,500,000	1,900,665
(SCL Health System)
Series A 4.00% 1/1/37	575,000	686,889
Series A 4.00% 1/1/38	1,950,000	2,319,310
Series A 4.00% 1/1/39	465,000	551,816

(Sunny Vista Living Center) Series A 144A 6.25% 12/1/50 #	505,000	549,253

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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue

(Vail Valley Medical Center Project) 5.00% 1/15/35	1,250,000	$1,459,775
(Valley View Hospital Association Project) Series A 4.00% 5/15/34	330,000	374,916
Denver Health & Hospital Authority Health Care Revenue
Series A 4.00% 12/1/40	500,000	581,320
		27,472,453
Lease Revenue Bonds — 2.16%
Denver Health & Hospital Authority
(550 ACOMA, Inc.) 4.00% 12/1/38	500,000	576,150
State of Colorado Department of Transportation Certificates of Participation
5.00% 6/15/34	340,000	405,107
5.00% 6/15/36	545,000	647,040
		1,628,297
Local General Obligation Bonds — 17.77%
Adams & Weld Counties School District No 27J Brighton
4.00% 12/1/30	700,000	805,175
Arapahoe County School District No. 6 Littleton
Series A 5.50% 12/1/38	650,000	855,432
Beacon Point Metropolitan District
5.00% 12/1/30 (AGM)	600,000	712,140
Boulder Valley School District No RE-2 Boulder
Series A 4.00% 12/1/48	500,000	586,485
Denver City & County
Series B 5.00% 8/1/30	2,000,000	2,700,940
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Grand River Hospital District
5.25% 12/1/37 (AGM)	675,000	$790,074
Jefferson County School District No. R-1
5.25% 12/15/24	750,000	876,810
Sierra Ridge Metropolitan District No. 2
Series A 5.50% 12/1/46	500,000	519,625
Verve Metropolitan District No 1
5.00% 12/1/51	1,000,000	1,101,390
Weld County School District No. RE-1
5.00% 12/15/30 (AGM)	500,000	609,670
Weld County School District No. RE-2 Eaton
Series 2 5.00% 12/1/44	1,250,000	1,600,625
Weld County School District No. RE-3J
5.00% 12/15/34 (BAM)	1,000,000	1,219,930
Weld County School District No. RE-8
5.00% 12/1/31	510,000	624,245
5.00% 12/1/32	340,000	415,759
		13,418,300
Pre-Refunded/Escrowed to Maturity Bonds — 15.76%
Colorado Educational & Cultural Facilities Authority Revenue
(Johnson & Wales University) Series A 5.25% 4/1/37-23 §	900,000	977,400

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Schedule of investments
Delaware Investments® Colorado Municipal Income Fund, Inc. (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Colorado Health Facilities Authority Revenue
(Covenant Retirement Communities Inc.) Series A 5.75% 12/1/36-23 §	1,000,000	$1,132,530
(Evangelical Lutheran Good Samaritan Society)
5.00% 6/1/28-23 §	1,250,000	1,363,788
5.50% 6/1/33-23 §	2,000,000	2,201,160
5.625% 6/1/43-23 §	1,000,000	1,102,960
Colorado School of Mines
Series B 5.00% 12/1/42-22 §	1,115,000	1,190,028
Denver City & County Airport System Revenue
Series B 5.00% 11/15/37-22 §	1,700,000	1,812,013
Eaton Area Park & Recreation District
5.25% 12/1/34-22 §	190,000	203,595
5.50% 12/1/38-22 §	245,000	263,032
Pueblo County Certificates of Participation
(County Judicial Complex Project) 5.00% 9/15/42-22 (AGM) §	1,250,000	1,323,125
Tallyn's Reach Metropolitan District No. 3
(Limited Tax Convertible) 5.125% 11/1/38-23 §	295,000	327,013
		11,896,644
Special Tax Revenue Bonds — 18.52%
Central Platte Valley Metropolitan District
5.00% 12/1/43	375,000	398,141
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Commerce City
5.00% 8/1/44 (AGM)	1,000,000	$1,121,110
Fountain Urban Renewal Authority Tax Increment Revenue
(Academy Highlands Project) Series A 5.50% 11/1/44	655,000	700,929
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	435,000	445,418
Series A 5.25% 1/1/36	565,000	578,882
Lincoln Park Metropolitan District
5.00% 12/1/46 (AGM)	500,000	600,260
Prairie Center Metropolitan District No. 3
Series A 144A 5.00% 12/15/41 #	500,000	549,050
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	1,000,000	1,138,140
Series A-1 4.75% 7/1/53	2,560,000	2,914,637
Series A-1 5.00% 7/1/58	920,000	1,062,701
Series A-2 4.784% 7/1/58	1,100,000	1,255,507
Regional Transportation District Sales Tax Revenue
(FasTracks Project)
Series A 5.00% 11/1/30	330,000	402,996
Series A 5.00% 11/1/31	755,000	921,561
Solaris Metropolitan District No. 3
(Limited Tax Convertible) Series A 5.00% 12/1/46	500,000	521,380
Southlands Metropolitan District No. 1
Series A1 5.00% 12/1/37	200,000	230,882
Series A1 5.00% 12/1/47	300,000	340,947

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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Thornton Development Authority
(East 144th Avenue & I-25 Project)
Series B 5.00% 12/1/35	265,000	$301,763
Series B 5.00% 12/1/36	440,000	500,562
		13,984,866
State General Obligation Bonds — 3.88%
Commonwealth of Puerto Rico
(General Obligation Bonds)
Series A 5.00% 7/1/41 ‡	305,000	256,581
Series A 5.375% 7/1/33 ‡	305,000	278,694
Series A 5.50% 7/1/39 ‡	1,350,000	1,191,375
Series A 8.00% 7/1/35 ‡	535,000	444,050
Series B 5.75% 7/1/38 ‡	440,000	397,100
Series C 6.00% 7/1/39 ‡	400,000	364,500
		2,932,300
Transportation Revenue Bonds — 8.10%
Colorado High Performance Transportation Enterprise Revenue
(C-470 Express Lanes) 5.00% 12/31/56	1,000,000	1,143,330
(Senior U.S. 36 & I-25 Managed Lanes) 5.75% 1/1/44 (AMT)	1,110,000	1,196,636
Denver City & County Airport System Revenue
Series A 5.00% 12/1/29 (AMT)	270,000	341,188
Series A 5.00% 12/1/48 (AMT)	1,000,000	1,222,040
E-470 Public Highway Authority
Series A 5.00% 9/1/34	310,000	405,303
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Regional Transportation District
(Denver Transit Partners Eagle P3 Project) Series A 4.00% 7/15/35	1,500,000	$1,808,580
		6,117,077
Water & Sewer Revenue Bonds — 6.30%
Arapahoe County Water & Wastewater Authority Revenue
Series A 4.00% 12/1/39	1,250,000	1,511,788
Central Weld County Water District
4.00% 12/1/40 (AGM)	500,000	595,850
Dominion Water & Sanitation District, Colorado
6.00% 12/1/46	245,000	254,165
Guam Government Waterworks Authority Revenue
5.00% 7/1/40	360,000	419,220
Metro Wastewater Reclamation District
Series A 5.00% 4/1/33	500,000	660,215
Morgan County Quality Water District
4.00% 12/1/45 (AGM)	750,000	885,420
4.00% 12/1/50 (AGM)	365,000	429,481
		4,756,139
Total Municipal Bonds (cost $97,060,598)		105,444,355

Short-Term Investments — 1.32%
Variable Rate Demand Note — 1.32%¤
Denver City & County
Series A3 0.03% 12/1/31 (SPA - JPMorgan Chase Bank, N.A.)	1,000,000	1,000,000
Total Short-Term Investments (cost $1,000,000)		1,000,000

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Schedule of investments
Delaware Investments® Colorado Municipal Income Fund, Inc. (Unaudited)
Value (US $)

Total Value of Securities—140.98% (cost $98,060,598)	$106,444,355
Liquidation Value of Preferred – (39.73%)	(30,000,000)
Liabilities Net of Receivables and Other Assets—(1.25)%	$(942,566)
Net Assets Applicable to 4,837,100 Shares Outstanding—100.00%	$75,501,789
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2021, the aggregate value of Rule 144A securities was $7,044,554, which represents 9.33% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of June 30, 2021.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
N.A. – National Association
SPA – Stand-by Purchase Agreement
USD – US Dollar

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